PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

NOTE 20. PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
The U.S. federal government treats cannabis as subject to the limits of Internal Revenue Code (“IRC”) Section 280E for U.S. federal income tax purposes, which also applies to certain states. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to cost of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, certain states including California, Illinois, Maryland, Massachusetts, Michigan, New York, and Pennsylvania do not conform to IRC Section 280E and, accordingly, the Company generally deducts all operating expenses on its income tax returns in these states.
During 2024, Pennsylvania decoupled from the application of IRC Section 280E for certain medical cannabis businesses operating in the state of Pennsylvania beginning for taxable years beginning on or after January 1, 2024.
The Company is treated as a United States corporation for U.S. federal income tax purposes under IRC Section 7874 and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company, as defined in the Income Tax Act (Canada), for Canadian income tax purposes. As a result, the Company is subject to taxation both in Canada and the United States.
For the year ended December 31, 2023, the Company changed the presentation of its Canadian deferred tax liabilities and offsetting valuation allowance. The changes were made to more precisely reflect the future tax consequences for the Company. The changes had no effect on our impact on our total provision for income taxes, net deferred tax liabilities, or income tax expense within our consolidated financial statements.
Provision for income taxes consists of the following for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Current
Federal	$53,403	$55,679
State	(737)	15,858
Foreign	—	—
Total current	$52,666	$71,537

Deferred
Federal	$(1,590)	$(23,771)
State	593	(18,215)
Foreign	1,006	6,552
Total deferred	$9	$(35,434)

Change in valuation allowance	$(2,802)	$(3,153)
Total	$49,873	$32,950
As of December 31, 2024 and 2023, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	December 31, 2024	December 31, 2023
Deferred tax assets
Share-based compensation	$4,040	$3,961
Financing fees	—	453
Net operating losses	35,785	40,580
Inventory	99	97
Lease liabilities	38,915	41,088
Tax receivable agreement	16,407	15,379
Other	1,770	629
Total deferred tax assets	$97,016	$102,187

Deferred tax liabilities
ROU assets	$(12,781)	$(13,689)
Property, plant and equipment	(8,700)	(11,669)
Intangible assets	(62,692)	(64,052)
Total deferred tax liabilities	$(84,173)	$(89,410)

Valuation allowance	$(38,666)	$(41,687)
Net deferred tax liabilities	$(25,823)	$(28,910)
As of December 31, 2024, the Company had the following loss carryforwards:
•$41.9 million of non-capital Canadian losses which expire from 2038-2043, which are fully offset by a valuation allowance.
•$53.2 million of U.S. federal net operating losses which have an indefinite carryforward period, a portion of which are not recorded as the Company does not consider these to be more-than-likely-not to be realized. These are fully offset by a valuation allowance.
•$162.9 million of state net operating losses, which expire in 2038-2043. $160.7 million of state net operating loss carryforwards are offset by a valuation allowance.

As of December 31, 2023, the Company had the following loss carryforwards:
•$41.9 million of non-capital Canadian losses which expire from 2038-2043, which are fully offset by a valuation allowance.
•$55.7 million of U.S. federal net operating losses which have an indefinite carryforward period, a portion of which are not recorded as the Company does not consider these to be more-likely-than-not to be realized. $50.8 million of U.S. federal net operating loss carryforwards are offset by a valuation allowance.
•$204.6 million of state net operating losses, which expire in 2038-2043, a portion of which are not recorded as the Company does not consider these to be more-likely-than-not to be realized. $183.3 million of state net operating loss carryforwards are offset by a valuation allowance.

A valuation allowance to reflect management’s estimate of the temporary deductible differences that may expire prior to their utilization has been recorded at December 31, 2024 and 2023. In 2023 and 2024, the Company increased its tax asset related to the step-up in basis from shareholder redemption activity under the tax receivable agreement for Cresco Labs LLC by $15.4 million and $1.0 million, respectively. The 2024 step-up in basis would have been $68.9 million if not for the Company’s uncertain tax positions. In 2023 and 2024, the Company also recognized an increase to the tax receivable agreement liability of $13.5 million and $68.9 million, respectively, related to estimated payables to certain shareholders.
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate for the years ended December 31, 2024 and 2023 is as follows:

	Year Ended December 31,
($ in thousands)	2024	2023
Expected income tax expense at statutory tax rate	$(2,356)	$(30,711)
Tax rate differences	(81)	(69)
Pass through and non-controlling entities	(5,881)	(4,881)
State tax expense, net	(3,292)	(4,898)
IRC Section 280E disallowance	—	47,043
Uncertain tax treatment (including penalties and interest)	57,934	7,311
Share-based compensation	790	2,086
Goodwill impairment	—	10,448
Tax penalties and interest	(230)	5,552
Change in valuation allowance	(2,802)	(3,153)
Change in state tax rates	(3,748)	10,317
Change in state filing methods	(2,409)	(3,940)
Canadian reorganization basis change	(5)	6,533
Tax receivable agreement	13,910	(2,919)
Adjustments to prior year provisions	(1,858)	(7,003)
Other	(99)	1,235
Income tax expense	$49,873	$32,950

Effective tax rate	(469.8%)	(22.4%)
During 2024, the Company adopted a tax position whereby its operations are not subject to IRC Section 280E and therefore intends to deduct such expenses with a related uncertain tax liability offsetting such deductions. This is in addition to the Company's historic uncertain tax position, whereby certain expenses incurred at dispensary locations are treated as inventoriable costs for tax purposes, reducing the impact of IRC Section 280E.

The Company records unrecognized tax benefits as liabilities in accordance with ASC 740 Income Taxes and adjusts these liabilities when judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. It is possible that additional tax distribution liabilities may become due to certain non-controlling interest members as a result of unrecognized tax benefits. While the probable amount of any future tax distribution liability cannot reasonably be estimated, the maximum future tax distribution liability associated with these unrecognized tax benefits is estimated to be $55.8 million as of December 31, 2024.
The Company accrued $2.3 million and $6.9 million in tax penalties and interest as of December 31, 2024 and 2023, respectively.
A reconciliation of the beginning and ending amount of the Company’s unrecognized tax benefits is as follows:

($ in thousands)	2024	2023
Balance at January 1	$18,800	$12,746
Additions based on tax positions related to the current year	137,721	6,054
Additions for tax positions of prior years	43,978	—
Balance at December 31	$200,499	$18,800
A reconciliation of the beginning and ending amount of the Company’s Uncertain tax position liability is as follows:

($ in thousands)	2024	2023
Balance at January 1	$20,212	$12,901
Additions based on tax positions related to the current year	53,225	6,054
Additions based on tax positions of prior years	44,322	—
Interest and Penalties recorded in income tax expense, net of reversals	4,709	1,257
Balance at December 31[1]	$122,468	$20,212
[1]Balance as of December 31, 2023 included in “Income taxes payable” on the Consolidated Balance Sheets.

The Company is currently under examination by U.S. federal, state, and Canadian tax authorities. As of December 31, 2024, no additional liabilities are anticipated as a result of these examinations. With few exceptions, the Company is generally not subject to examination by tax authorities for years before 2020.